CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Commercial services fees - related party	$ 11,542
Time charter revenues	18,267,650	45,699,753	51,178,586
Commissions	(551,676)	(1,057,456)	(628,764)
Commissions - related party	(229,827)	(597,759)	(685,148)
Net Revenues	17,497,689	44,044,538	49,864,674
EXPENSES / (INCOME):
Voyage expenses	2,175,071	2,340,799	1,604,439
Vessels operating expenses	12,719,685	15,646,896	16,936,183
Vessels operating expenses - related party	535,645	901,909	1,334,173
Dry-docking expenses	37,481	2,389,679	2,218,675
Dry-docking expenses, related party		122,171	95,342
Management fees charged by a related party	2,163,097	2,375,054	2,829,632
Depreciation	7,650,612	15,135,897	15,135,897
General and administrative expenses	1,181,861	1,883,075	3,636,035
General and administrative expenses - related party	2,708,963	3,340,006	3,596,354
Impairment loss	239,998,290	21,642,089
Loss on sale of vessels	14,397,597
Loss on sale of vessels - related party	385,337
Other operating (income) / expenses, net	(1,716,604)	167,253	510,997
Total Expenses	282,237,035	65,944,828	47,897,727
Operating income / (loss)	(264,739,346)	(21,900,290)	1,966,947
OTHER INCOME / (EXPENSES):
Interest and finance costs	(4,482,254)	(5,455,226)	(7,040,208)
Interest income	1,866	282	696
(Loss) / gain on derivatives	29,761	17,053	(82,160)
Gain from debt extinguishment	24,716,766		6,435,000
Gain from deconsolidation of subsidiaries	18,268,964
Loss from deconsolidation of subsidiaries - related party	(403,090)
Fair value change of warrants	2,428	278,987	1,274,100
Foreign currency gain / (loss), net	(23,957)	90,443	69,140
Total other income / (expenses), net	38,110,484	(5,068,461)	656,568
NET INCOME / (LOSS)	(226,628,862)	(26,968,751)	2,623,515
Other Comprehensive Income / (Loss)
Gain / (loss) on cash flow hedges, net	(37,710)	(24,299)	146,159
Total Other Comprehensive Income / (Loss)	(37,710)	(24,299)	146,159
COMPREHENSIVE INCOME / (LOSS)	(226,666,572)	(26,993,050)	2,769,674
Reconciliation of Net Income / (Loss) to Net Income / (Loss) available to common shareholders
Net Income / (Loss)	(226,628,862)	(26,968,751)	2,623,515
Income allocated to preferred shares	(1,994,812)	(2,061,749)	(2,061,749)
Discount on partial redemption of preferred shares	565,656
Net Income / (Loss) available to common shareholders	$ (228,058,018)	$ (29,030,500)	$ 561,766
Earnings / (loss) per common share, basic and diluted (in dollars per share)	$ (154.98)	$ (46.55)	$ 0.96